Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Components of Inventory	The components of inventories are as follows:

	December 31
	2024	2025
	US$	US$
Finished goods	51,118	71,821
Work in process	59,267	177,661
Raw materials	88,844	172,316

	199,229	421,798